SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 92,769	$ 75,731
Funds From Operations From Equity Accounted Investments	4,453	3,806
Interest	(10,702)	(7,604)
Current income tax expense	(1,278)	(1,114)
Funds from operations	(6,294)	(7,558)
Equity	141,891	134,741
Equity accounted investments	47,094	46,100	$ 41,327
Additions to non-current assets	66,042	60,831
Other financial assets	26,899	16,546
Goodwill	28,662	20,227	14,714
Gross carrying amount [member]
Disclosure of operating segments [line items]
Goodwill	29,767	21,216	$ 15,539
Total
Disclosure of operating segments [line items]
Property, plant and equipment	7,973	17,235
Consideration transferred, acquisition-date fair value	30,507	18,430
Cash and cash equivalents recognised as of acquisition date	1,650	586
Accounts receivable and other	2,137	1,485
Other financial assets	4,769
Inventory	523	721
Equity accounted investments	683	72
Investment properties		988
Identifiable intangible assets recognised as of acquisition date	11,978	8,336
Goodwill	9,581	6,591
Deferred income tax assets	73	15
Accounts payable and other	4,351	5,401
Non-recourse borrowings	9,107	9,257
Deferred income tax liabilities	2,857	2,758
Non-controlling interests	1,980	183
Total assets	49,172	36,029
Liabilities Recognized as of Acquisition Date	18,295	17,599
Identifiable assets acquired (liabilities assumed)	$ 30,877	$ 18,430
Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	64.00%	62.00%
Basis of Calculation	100.00%	100.00%
Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 39,608	$ 42,210
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,491	5,381
Interest	6	28
Operating segments
Disclosure of operating segments [line items]
Revenue	97,260	81,112
Interest	(10,702)	(7,604)
Asset management
Disclosure of operating segments [line items]
Revenue	653	306
Funds From Operations From Equity Accounted Investments	346	558
Current income tax expense	(98)	(58)
Funds from operations	(2,518)	(2,524)
Equity accounted investments	4,664	4,496
Additions to non-current assets	193	0
Goodwill	353	361
Asset management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	6,884	4,905
Asset management | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,289	4,930
Asset management | Elimination of intersegment amounts | Oaktree [Member]
Disclosure of operating segments [line items]
Revenue	1,500	2,300
Asset management | Operating segments
Disclosure of operating segments [line items]
Revenue	4,942	5,236
Interest	0	0
Corporate Activities
Disclosure of operating segments [line items]
Revenue	166	169
Funds From Operations From Equity Accounted Investments	418	63
Current income tax expense	(4)	20
Funds from operations	35	280
Equity accounted investments	2,487	2,056
Additions to non-current assets	1,021	1,332
Corporate Activities | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	(11,688)	(8,942)
Corporate Activities | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	(41)	(18)
Corporate Activities | Operating segments
Disclosure of operating segments [line items]
Revenue	125	151
Interest	(518)	(414)
Infrastructure
Disclosure of operating segments [line items]
Revenue	14,724	11,941
Funds From Operations From Equity Accounted Investments	1,893	1,697
Current income tax expense	(481)	(402)
Funds from operations	(640)	(797)
Equity accounted investments	11,844	9,569
Additions to non-current assets	6,604	18,248
Goodwill	8,789	8,979
Infrastructure | Total
Disclosure of operating segments [line items]
Property, plant and equipment		10,179
Consideration transferred, acquisition-date fair value		5,462
Cash and cash equivalents recognised as of acquisition date		217
Accounts receivable and other		455
Inventory		23
Equity accounted investments		0
Investment properties		0
Identifiable intangible assets recognised as of acquisition date		3,734
Goodwill		2,400
Deferred income tax assets		9
Accounts payable and other		3,271
Non-recourse borrowings		6,698
Deferred income tax liabilities		1,430
Non-controlling interests		156
Total assets		17,017
Liabilities Recognized as of Acquisition Date		11,555
Identifiable assets acquired (liabilities assumed)		5,462
Infrastructure | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	2,784	3,022
Infrastructure | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4	6
Infrastructure | Operating segments
Disclosure of operating segments [line items]
Revenue	14,728	11,947
Interest	(1,895)	(1,502)
Private Equity
Disclosure of operating segments [line items]
Revenue	58,225	46,452
Funds From Operations From Equity Accounted Investments	567	459
Current income tax expense	(473)	(542)
Funds from operations	(1,026)	(2,031)
Equity accounted investments	3,574	2,992
Additions to non-current assets	24,418	14,169
Goodwill	16,264	8,657
Private Equity | Total
Disclosure of operating segments [line items]
Property, plant and equipment	1,502	2,518
Consideration transferred, acquisition-date fair value	19,985	9,663
Cash and cash equivalents recognised as of acquisition date	953	288
Accounts receivable and other	1,446	826
Other financial assets	4,558
Inventory	485	690
Equity accounted investments	461	20
Investment properties	0	0
Identifiable intangible assets recognised as of acquisition date	11,594	4,535
Goodwill	8,155	3,960
Deferred income tax assets	62	6
Accounts payable and other	2,300	1,811
Non-recourse borrowings	4,924	132
Deferred income tax liabilities	1,911	1,215
Non-controlling interests	96	22
Total assets	29,216	12,843
Liabilities Recognized as of Acquisition Date	9,231	3,180
Identifiable assets acquired (liabilities assumed)	19,985	9,663
Private Equity | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	4,486	3,996
Private Equity | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	207	431
Private Equity | Operating segments
Disclosure of operating segments [line items]
Revenue	58,432	46,883
Interest	(2,702)	(1,515)
Real Estate
Disclosure of operating segments [line items]
Revenue	13,803	12,283
Funds From Operations From Equity Accounted Investments	958	842
Current income tax expense	(74)	(89)
Funds from operations	(1,744)	(1,442)
Equity accounted investments	22,264	25,186
Additions to non-current assets	27,096	22,081
Goodwill	1,756	1,264
Deferred income tax assets	0
Real Estate | Total
Disclosure of operating segments [line items]
Property, plant and equipment	3,224	2,172
Consideration transferred, acquisition-date fair value	7,351	1,832
Cash and cash equivalents recognised as of acquisition date	605	78
Accounts receivable and other	302	104
Other financial assets	188
Inventory	5	2
Equity accounted investments	222	7
Investment properties	9,805	988
Identifiable intangible assets recognised as of acquisition date	82	67
Goodwill	456	113
Deferred income tax assets	0	0
Accounts payable and other	795	131
Non-recourse borrowings	3,707	1,452
Deferred income tax liabilities	878	113
Non-controlling interests	1,788	3
Total assets	14,889	3,531
Liabilities Recognized as of Acquisition Date	7,168	1,699
Identifiable assets acquired (liabilities assumed)	7,721	1,832
Real Estate | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	31,868	33,965
Real Estate | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	32	32
Real Estate | Operating segments
Disclosure of operating segments [line items]
Revenue	13,835	12,315
Interest	(4,460)	(3,281)
Renewable Power
Disclosure of operating segments [line items]
Revenue	5,198	4,580
Renewable Power | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	5,274	5,264
Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	5,198	4,580
Funds From Operations From Equity Accounted Investments	271	187
Current income tax expense	(148)	(43)
Funds from operations	(401)	(1,044)
Equity accounted investments	2,261	1,801
Additions to non-current assets	6,710	5,001
Consideration transferred, acquisition-date fair value		1,473
Goodwill	1,500	966
Deferred income tax assets	0
Renewable Power and Transition | Total
Disclosure of operating segments [line items]
Property, plant and equipment	3,087	2,366
Consideration transferred, acquisition-date fair value	2,588
Cash and cash equivalents recognised as of acquisition date	85	3
Accounts receivable and other	379	100
Other financial assets	12
Inventory	31	6
Equity accounted investments	0	45
Investment properties	0	0
Identifiable intangible assets recognised as of acquisition date	0	0
Goodwill	691	118
Deferred income tax assets	10	0
Accounts payable and other	1,201	188
Non-recourse borrowings	424	975
Deferred income tax liabilities	50	0
Non-controlling interests	32	2
Total assets	4,295	2,638
Liabilities Recognized as of Acquisition Date	1,707	1,165
Identifiable assets acquired (liabilities assumed)	2,588	1,473
Renewable Power and Transition | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	0	0
Renewable Power and Transition | Operating segments
Disclosure of operating segments [line items]
Revenue	5,198	4,580
Interest	(1,127)	(892)
Infrastructure and Other
Disclosure of operating segments [line items]
Equity accounted investments		$ 9,569
Infrastructure and Other | Total
Disclosure of operating segments [line items]
Property, plant and equipment	160
Consideration transferred, acquisition-date fair value	583
Cash and cash equivalents recognised as of acquisition date	7
Accounts receivable and other	10
Other financial assets	11
Inventory	2
Equity accounted investments	0
Investment properties	0
Identifiable intangible assets recognised as of acquisition date	302
Goodwill	279
Deferred income tax assets	1
Accounts payable and other	55
Non-recourse borrowings	52
Deferred income tax liabilities	18
Non-controlling interests	64
Total assets	772
Liabilities Recognized as of Acquisition Date	189
Identifiable assets acquired (liabilities assumed)	$ 583